Derivative Financial Instruments - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Derivative Financial Instruments [abstract]
Ceased cash flow hedge accounting	£ 12	£ 0